COLUMBIA ACORN TRUST

ColumbiaSM Acorn International®

ColumbiaSM Acorn International SelectSM

ColumbiaSM Thermostat FundSM

(the “Funds”)

Supplement dated December 19, 2007

to the Classes A, B and C Shares Prospectuses dated May 1, 2007,

as supplemented through the date hereof

Beginning on or about February 29, 2008, the Funds will no longer accept investments in Class B shares from new or existing investors in Class B shares.  Additional Class B shares will be issued only in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the same Fund.

Beginning on or about February 29, 2008:

•	Any initial purchase request for a Fund’s Class B shares will be rejected.

•

Unless contrary instructions are received in advance by a Fund, additional purchase requests for a Fund’s Class B shares by an existing Class B shareholder, including a purchase request through an active automatic investment plan/payroll deduction plan, will be invested in Class A shares of the same Fund, without regard to the normal investment minimum for Class A shares.

Class A share purchases will be subject to any applicable sales load.  See the section within the prospectus entitled “Class A shares”.

In addition, systematic exchanges and dividend/capital gain distributions from other Funds’ or Columbia Funds’ Class B shares directed to Class B shares of a Fund will be discontinued.  Unless contrary instructions are received in advance, such dividend/capital gain distributions from Class B shares of the other Fund or Columbia Fund will be reinvested in Class B shares of the same Fund or Columbia Fund, respectively.

Accordingly, effective February 29, 2008, the prospectuses and statement of additional information for Class A, Class B and Class C shares of the Funds are hereby supplemented by eliminating all references to the ability to purchase Class B shares of the Funds, except as otherwise noted in this supplement.

INT-47/138612 -1207

COLUMBIA ACORN TRUST

ColumbiaSM Acorn® Fund

ColumbiaSM Acorn SelectSM

ColumbiaSM Acorn USA®

(the “Funds”)

Supplement dated December 19, 2007

to the Classes A, B and C Shares Prospectuses dated May 1, 2007,

as supplemented through the date hereof

Beginning on or about February 29, 2008:

•

The Funds will no longer accept additional investments in Class B shares from existing Class B shareholders. Additional Class B shares will be issued only in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the same Fund.

•

Unless contrary instructions are received in advance by the Fund, additional purchase requests for a Fund’s Class B shares by an existing Class B shareholder, including a purchase request through an active automatic investment plan/payroll deduction plan, will be invested in Class A shares of the same Fund, without regard to the normal investment minimum for Class A shares.

Class A share purchases will be subject to any applicable sales load.  See the section within the prospectus entitled “Class A shares”.

In addition, systematic exchanges and dividend/capital gain distributions from other Funds’ or Columbia Funds’ Class B shares directed to Class B shares of a Fund will be discontinued.  Unless contrary instructions are received in advance, such dividend/capital gain distributions from Class B shares of the other Fund or Columbia Fund will be reinvested in Class B shares of the same Fund or Columbia Fund, respectively.

Accordingly, effective February 29, 2008, the prospectuses and statement of additional information for Class A, Class B and Class C shares of the Fund are hereby supplemented by eliminating all references to the ability of existing Class B shareholders to purchase additional Class B shares of the Funds, except as otherwise noted in this supplement.

INT-47/138921-1207